Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000000734 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	$ 10,000		$ 10,428	$ 12,869	$ 13,784	$ 15,735	$ 17,231	$ 24,580	$ 20,950	$ 23,017	$ 31,699	$ 38,419
C000000766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,411	10,478	10,240	11,407	12,094	12,032	10,115	10,139	11,177	11,857
C000000765 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Shares
Accumulated Value	10,000		10,385	10,426	10,173	11,305	11,945	11,865	9,949	9,948	10,939	11,565
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		10,449	12,916	13,865	15,849	17,388	24,848	21,220	23,370	32,250	39,172
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,437	$ 10,531	$ 10,315	$ 11,502	$ 12,214	$ 12,156	$ 10,250	$ 10,287	$ 11,372	$ 12,071